UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 16, 2023 to October 16, 2023

Commission File Number of issuing entity: 333-264978-04

Central Index Key Number of issuing entity: 0001977834

JOHN DEERE OWNER TRUST 2023-B

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-264978

Central Index Key Number of depositor: 0001762590

JOHN DEERE RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000027673

JOHN DEERE CAPITAL CORPORATION

(Exact name of sponsor as specified in its charter)

Edward R. Berk, (309) 748-2674

(Name and phone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4090077

(I.R.S. Employer Identification No.)

c/o John Deere Capital Corporation
P.O. Box 5328
Madison, Wisconsin	53705-0328
(Address of principal executive offices of the issuing entity)	(Zip Code)

(800) 438-7394

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Name of
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	exchange (If
section 12(b))
Class A-1 5.547% Asset Backed Notes			X
Class A-2 5.59% Asset Backed Notes			X
Class A-3 5.18% Asset Backed Notes			X
Class A-4 5.11% Asset Backed Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ⌧    No 

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 16, 2023 a distribution was made to holders of notes of John Deere Owner Trust 2023-B.

The distribution report is attached as Exhibit 99.1 to this Form 10-D.

No assets securitized by John Deere Receivables LLC, the depositor of John Deere Owner Trust 2023-B (the “Depositor”), and held by John Deere Owner Trust 2023-B were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from September 16, 2023 to October 16, 2023.

The Depositor filed its 2022 Form ABS-15G on January 30, 2023. The CIK number of the Depositor is 0001762590.

PART II – OTHER INFORMATION

Item 10. Exhibits.

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit Number	Description
99.1	Statement to the Noteholders distributed to holders of notes issued by John Deere Owner Trust 2023-B, relating to the October 16, 2023 distribution.
99.2	Statement to the Certificateholders distributed to holder of certificate issued by John Deere Owner Trust 2023-B, relating to the October 16, 2023 distribution.
99.3	Servicer’s Certificate, relating to the October 16, 2023 distribution.

(b)	The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

JOHN DEERE RECEIVABLES LLC
(Depositor)

Date: October 26, 2023	By:	/s/ Edward R. Berk
Name: Edward R. Berk
Title: Secretary